REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual Amount [Abstract]
Tangible capital (to tangible assets)	$ 73,612	$ 69,144
Core capital (to adjusted tangible assets)	73,612	69,144
Tier 1 capital (to risk weighted assets)	73,612	69,144
Total Risk	79,161	74,147
Actual Ratio [Abstract]
Tangible capital (to tangible assets) (in hundredths)	10.45%	10.21%
Core capital (to adjusted tangible assets) (in hundredths)	10.45%	10.21%
Tier 1 capital (to risk weighted assets) (in hundredths)	16.63%	17.31%
Total Risk (in hundredths)	17.89%	18.56%
For Capital Adequacy Purposes Amount [Abstract]
Tangible capital (to tangible assets)	10,562	10,154
Core capital (to adjusted tangible assets)	28,164	27,078
Tier 1 capital (to risk weighted assets)	17,703	15,976
Total Risk	35,407	31,953
For Capital Adequacy Purposes Ratio [Abstract]
Tangible capital (to tangible assets) (in hundredths)	1.50%	1.50%
Core capital (to adjusted tangible assets) (in hundredths)	4.00%	4.00%
Tier 1 capital (to risk weighted assets) (in hundredths)	4.00%	4.00%
Total Risk (in hundredths)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount [Abstract]
Tangible capital (to tangible assets)	0	0
Core capital (to adjusted tangible assets)	35,206	33,847
Tier 1 capital (to risk weighted assets)	26,555	23,965
Total Risk	$ 44,259	$ 39,941
To Be Well Capitalized Under Prompt Corrective Action Provision Ratio [Abstract]
Core capital (to adjusted tangible assets) (in hundredths)	5.00%	5.00%
Tier 1 capital (to risk weighted assets) (in hundredths)	6.00%	6.00%
Total Risk (in hundredths)	10.00%	10.00%